Financial Instruments - Finance Income and Costs by Category of Financial Instruments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	₩ (404,038)	₩ (440,664)	₩ (476,251)
Gain and loss on valuation	13,019	(161,735)	(15,565)
Gain and loss on foreign currency	(204,102)	170,098	(142,308)
Gain and loss on disposal	10,690	360,787	87,819
Impairment loss		(123,214)	(248,404)
Others	45,985	83,118	12,499
Total	(538,446)	(111,610)	(782,210)
Other comprehensive income (loss)	(149,400)	(31,532)	310,608
Derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Gain and loss on valuation	8,592	(61,809)	(72,976)
Gain and loss on disposal	(194,446)	(231,908)	(332,415)
Total	(185,854)	(293,717)	(405,391)
Other comprehensive income (loss)	(212)
Financial liabilities measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	(741,296)	(653,115)	(658,726)
Gain and loss on foreign currency	(438,708)	777,935	(283,059)
Gain and loss on disposal			(61)
Others	(16,990)	(9,546)	(28,367)
Total	(1,196,994)	115,274	(970,213)
Derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Gain and loss on valuation	47,720	(99,942)	57,411
Gain and loss on disposal	233,187	206,362	310,625
Total	280,907	106,420	368,036
Other comprehensive income (loss)		(143)
Available-for-sale financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)		60	431
Gain and loss on disposal		418,789	127,524
Impairment loss		(123,214)	(248,404)
Others		92,961	41,000
Total		388,596	(79,449)
Other comprehensive income (loss)		(31,389)	310,608
Held-to-maturity financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)		236	266
Others		7	38
Total		243	304
Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)		212,155	181,778
Gain and loss on foreign currency		(607,837)	140,751
Gain and loss on disposal		(32,456)	(17,854)
Others		(304)	(172)
Total		(428,442)	₩ 304,503
Financial assets held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Gain and loss on valuation		16
Total		₩ 16
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	140,116
Gain and loss on valuation	(43,293)
Gain and loss on disposal	11,919
Others	3,644
Total	112,386
Fair value through other comprehensive income [Member]
Disclosure of detailed information about financial instruments [line items]
Others	59,701
Total	59,701
Other comprehensive income (loss)	(149,188)
Amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	197,142
Gain and loss on foreign currency	234,606
Gain and loss on disposal	(39,970)
Others	(370)
Total	₩ 391,408